Labor and Social Security Liabilities - Schedule of Labor Provisions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Labor Provisions [Line Items]
Total labor provisions	$ 3,581	$ 22,778
Vacation Provision [Member]
Schedule of Labor Provisions [Line Items]
Total labor provisions	3,581	13,914
13º Salaries Provision [Member]
Schedule of Labor Provisions [Line Items]
Total labor provisions		$ 8,864